Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Income Taxes [Line Items]
Statutory tax rate	30.62%	30.86%
Effective tax rate	20.52%	23.27%
Net operating loss carryforwards	¥ 720,000
Unrecognized Tax Benefits	¥ 2,965